Commitments - Schedule Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Short-Term Lease Obligations By Lessee [Line Items]
Short-term and low value lease obligations	$ 700,000	$ 3,700,000
Contractual commitments for acquisition of property, plant and equipment	0	0
Revolving Credit Facilities
Disclosure Of Short-Term Lease Obligations By Lessee [Line Items]
Letter of credit issued	$ 74,000,000	$ 74,200,000